Expense Example - LK Balanced Fund - LK Balanced Fund - Institutional Class	Oct. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	438
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	$ 1,809